Adoption of ASU 2018-12 (Summary of Changes in DAC, VOBA and DSI) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Annuities [Member]
DAC	$ 3,880	$ 3,860	$ 3,727
DSI	167	181	196
Accounting Standards Update 2018-12 [Member]
DAC			11,000
VOBA			887
DSI			275
DAC, VOBA and DSI			12,162
Accounting Standards Update 2018-12 [Member] | Variable Annuities [Member]
DAC			3,727
DSI			196
Traditional Life [Member]
DAC	1,286	1,146	1,041
VOBA	50	59	67
Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
DAC			1,041
VOBA			67
UL and Other [Member]
DAC	5,518	5,269	5,328
VOBA	454	499	797
DSI	30	31	35
UL and Other [Member] | Accounting Standards Update 2018-12 [Member]
DAC			5,328
VOBA			797
DSI			35
Fixed Annuities [Member]
DAC	439	448	479
VOBA	17	20	23
DSI	23	27	30
Fixed Annuities [Member] | Accounting Standards Update 2018-12 [Member]
DAC			479
VOBA			23
DSI			30
Group Protection Segment [Member]
DAC	141	140	187
Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
DAC			187
Retirement Plan Services Segment [Member]
DAC	241	239	238
DSI	$ 17	$ 14	14
Retirement Plan Services Segment [Member] | Accounting Standards Update 2018-12 [Member]
DAC			238
DSI			14
As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
DAC			5,590
VOBA			234
DSI			259
DAC, VOBA and DSI			6,083
As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member] | Variable Annuities [Member]
DAC			3,675
DSI			194
As Previously Reported [Member] | Traditional Life [Member] | Accounting Standards Update 2018-12 [Member]
DAC			1,041
VOBA			67
As Previously Reported [Member] | UL and Other [Member] | Accounting Standards Update 2018-12 [Member]
DAC			297
VOBA			167
DSI			35
As Previously Reported [Member] | Fixed Annuities [Member] | Accounting Standards Update 2018-12 [Member]
DAC			264
DSI			17
As Previously Reported [Member] | Group Protection Segment [Member] | Accounting Standards Update 2018-12 [Member]
DAC			187
As Previously Reported [Member] | Retirement Plan Services Segment [Member] | Accounting Standards Update 2018-12 [Member]
DAC			126
DSI			13
Restatement Adjustments [Member] | Accounting Standards Update 2018-12 [Member]
DAC			5,410
VOBA			653
DSI			16
DAC, VOBA and DSI			6,079
Restatement Adjustments [Member] | Accounting Standards Update 2018-12 [Member] | Variable Annuities [Member]
DAC			52
DSI			2
Restatement Adjustments [Member] | UL and Other [Member] | Accounting Standards Update 2018-12 [Member]
DAC			5,031
VOBA			630
Restatement Adjustments [Member] | Fixed Annuities [Member] | Accounting Standards Update 2018-12 [Member]
DAC			215
VOBA			23
DSI			13
Restatement Adjustments [Member] | Retirement Plan Services Segment [Member] | Accounting Standards Update 2018-12 [Member]
DAC			112
DSI			$ 1